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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended June 30, 2012

Check here if Amendment [ ]; Amendment Number:
                                               ---------
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    KENSICO CAPITAL MANAGEMENT CORP
Address: 55 RAILROAD AVENUE 2ND FLOOR
         GREENWICH, CT 06830

Form 13F File Number: 28-10067

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  JOSEPH SIGNORILE
Title: CHIEF OPERATING OFFICER
Phone: (203) 862-5800

Signature, Place, and Date of Signing:


/s/ Joseph Signorile                      GREENWICH, CT            8/14/2012
----------------------------------   -----------------------   -----------------
            [Signature]                   [City, State]              [Date]

NOTE: Column 4 for the Kinder Morgan Inc warrants position reflects the market value of $2.16 per warrant. The market price for the underlying Kinder Morgan Inc shares was $32.22.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this manager;
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name
--------------------     ----

28- __________________   __________________________________________
[Repeat as necessary.]


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: _________

Form 13F Information Table Entry Total:          44
Form 13F Information Table Value Total:   3,025,561
                                         (thousands)

List of Other Included Managers: NONE

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----

___   28- ________________   ______________________________________

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
                             COLUMN 2                 COLUMN 4   COLUMN 5       COLUMN 6    COLUMN 7          COLUMN 8
COLUMN 1                     TITLE OF       COLUMN 3   VALUE     SHARES OR      INVESTMENT   OTHER        VOTING AUTHORITY
NAME OF ISSUER                CLASS          CUSIP    (X$1000) PRINCIPAL AMOUNT DISCRETION  MANAGERS   SOLE    SHARED   NONE
--------------           ------------------ --------- -------- ---------------- ----------  -------- --------- ------ ---------
ADOBE SYS INC            COM                00724F101  14,081    435,000   SH     SOLE                 435,000
ANNALY CAP MGMT INC      COM                035710409  67,038  3,995,100   SH     SOLE               3,995,100
APPLE INC                COM                037833100  74,752    128,000   SH     SOLE                 128,000
ARCOS DURADOS HOLDINGS
 INC                     SHS CLASS A        G0457F107  16,480  1,115,000   SH     SOLE               1,115,000
BMC SOFTWARE INC         COM                055921100  26,888    630,000   SH     SOLE                 630,000
CARMAX INC               COM                143130102  17,982    693,200   SH     SOLE                 693,200
COCA COLA CO             COM                191216100 121,148  1,549,400   SH     SOLE               1,549,400
COMCAST CORP NEW         CL A SPL           20030N200  47,954  1,527,200   SH     SOLE                                1,527,200
COMCAST CORP NEW         CL A               20030N101  61,005  1,908,200   SH     SOLE               1,908,200
DIAMOND FOODS INC        COM                252603105   6,818    382,200   SH     SOLE                 382,200
EBAY INC                 COM                278642103 157,180  3,741,500   SH     SOLE               3,741,500
ECHOSTAR CORP            CL A               278768106  50,639  1,916,700   SH     SOLE               1,916,700
EXPRESS SCRIPTS HLDG CO  COM                30219G108 162,605  2,912,500   SH     SOLE               2,912,500
FBR & CO                 COM                30247C301   5,231  1,888,490   SH     SOLE               1,888,490
FISERV INC               COM                337738108  40,396    559,349   SH     SOLE                 559,349
FLOWSERVE CORP           COM                34354P105  12,818    111,700   SH     SOLE                 111,700
FOREST OIL CORP          COM PAR $0.01      346091705  56,947  7,769,000   SH     SOLE               7,769,000
GOOGLE INC               CL A               38259P508 200,977    346,470   SH     SOLE                 346,470
KINDER MORGAN INC DEL    *W EXP 05/25/2017  49456B119  17,280  8,000,000   SH     SOLE               8,000,000
KINDER MORGAN INC DEL    COM                49456B101 150,371  4,667,000   SH     SOLE               4,667,000
KRAFT FOODS INC          CL A               50075N104  20,355    527,049   SH     SOLE                 527,049
LEGGETT & PLATT INC      COM                524660107  44,597  2,110,600   SH     SOLE               2,110,600
LIBERTY MEDIA
 CORPORATION             LIB CAP COM A      530322106 188,505  2,144,300   SH     SOLE               2,144,300
LIVE NATION
 ENTERTAINMENT IN        COM                538034109   9,388  1,022,700   SH     SOLE               1,022,700
LONE PINE RES INC        COM                54222A106   5,118  1,861,100   SH     SOLE               1,861,100
MAIDEN HOLDINGS LTD      SHS                G5753U112  42,035  4,842,700   SH     SOLE               4,842,700
MBIA INC                 COM                55262C100   3,150    291,400   SH     SOLE                 291,400
NEWS CORP                CL A               65248E104  73,000  3,275,000   SH     SOLE               3,275,000
PHI INC                  COM NON VTG        69336T205   6,204    223,088   SH     SOLE                                  223,088
PHI INC                  COM VTG            69336T106   6,764    254,279   SH     SOLE                 254,279
PHILIP MORRIS INTL INC   COM                718172109 148,368  1,700,300   SH     SOLE               1,700,300
SANDISK CORP             COM                80004C101  43,046  1,180,000   SH     SOLE               1,180,000
SCORPIO TANKERS INC      SHS                Y7542C106  22,365  3,499,950   SH     SOLE               3,499,950
SEACOR HOLDINGS INC      COM                811904101  51,903    580,700   SH     SOLE                 580,700
SPECTRA ENERGY CORP      COM                847560109  32,111  1,105,000   SH     SOLE               1,105,000
STARBUCKS CORP           COM                855244109 126,240  2,367,600   SH     SOLE               2,367,600
SUNOCO INC               COM                86764P109 197,363  4,155,000   SH     SOLE               4,155,000
TAKE-TWO INTERACTIVE
 SOFTWAR                 COM                874054109  40,705  4,302,900   SH     SOLE               4,302,900
UTI WORLDWIDE INC        ORD                G87210103  40,214  2,752,500   SH     SOLE               2,752,500
VISA INC                 COM CL A           92826C839 244,824  1,980,300   SH     SOLE               1,980,300
WEBMD HEALTH CORP        COM                94770V102 116,691  5,689,488   SH     SOLE               5,689,488
 WELLS FARGO & CO NEW    COM                949746101  13,187    394,356   SH     SOLE                 394,356
WILLIAMS COS INC DEL     COM                969457100 145,146  5,036,300   SH     SOLE               5,036,300
YAHOO INC                COM                984332106  95,692  6,045,000   SH     SOLE               6,045,000

Value Total              Entry Total
-----------              ------------------
3,025,561                44
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